RIGHT TO USE ASSETS AND LIABILITIES - OPERATING LEASES (Tables)	6 Months Ended	12 Months Ended
	Nov. 30, 2020	May 31, 2020
Disclosure Text Block [Abstract]
Lessee, Operating Lease, Disclosure [Table Text Block]	Right to use assets – operating leases are summarized below:
November 30, 2020
Amount at inception of leases	$2,703,821
Amount amortized	(1,476,119)
Balance – November 30, 2020	$1,227,702
Right to use assets – operating leases are summarized below:
May 31, 2020
Amount at inception of leases	$2,703,821
Amount amortized	(1,300,392)
Balance – May 31, 2020	$1,403,429

Lease, Cost [Table Text Block]
Operating lease liabilities are summarized below:

Amount at inception of leases	$2,675,310
Amount amortized	(1,409,668)
Balance – November 30, 2020	$1,265,642
November 30, 2020
Warehouses and offices	$1,265,642
Lease liability	$1,265,642
Less: current portion	(176,275)
Lease liability, non-current	$1,089,367

Operating lease liabilities are summarized below:

Amount at inception of leases	$2,675,310
Amount amortized	(1,202,259)
Balance – May 31, 2020	$1,473,051
May 31, 2020
Warehouses and offices	$1,473,051
Lease liability	$1,473,051
Less: current portion	(336,900)
Lease liability, non-current	$1,136,151

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Maturity analysis under these lease agreements is as follows:

Twelve months ended November 30, 2021	$268,577
Twelve months ended November 30, 2022	178,570
Twelve months ended November 30, 2023	167,234
Twelve months ended November 30, 2024	172,035
Twelve months ended November 30, 2025	176,980
Thereafter	810,327
Total	$1,773,723
Less: Present value discount	(508,081)
Lease liability	$1,265,642

Maturity analysis under these lease agreements is as follows:

Twelve months ended May 31, 2021	$440,022
Twelve months ended May 31, 2022	184,172
Twelve months ended May 31, 2023	168,886
Twelve months ended May 31, 2024	169,617
Twelve months ended May 31, 2025	174,489
Thereafter	899,441
Total	$2,036,627
Less: Present value discount	(563,576)
Lease liability	$1,473,051